Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 7,381	R$ 6,295	R$ 6,295
Beginning balance	7,381	6,295
Ending balance	8,667	7,381	6,295
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	11,237	9,047	8,241
Beginning balance	11,237	9,047	8,241
Acquisitions	2,307	2,846	1,062
Terminated agreements / write off	(368)	(385)	(516)
Exchange variation	633	(22)	294
Other	152	(249)	(34)
Ending balance	13,961	11,237	9,047
Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(3,448)	(2,714)	(2,073)
Beginning balance	(3,448)	(2,714)	(2,073)
Amortization expense	(1,605)	(1,531)	(1,140)
Terminated agreements / write off	342	374	447
Exchange variation	(72)	87	(201)
Other	(114)	336	253
Ending balance	(4,897)	(3,448)	(2,714)
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(408)	(38)	(34)
Beginning balance	(408)	(38)	(34)
Additions / assumptions	14	(375)	4
Reversals		5
Terminated agreements / write off	25
Ending balance	(397)	(408)	(38)
Association for the promotion and offer of financial products and service [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 1,372	R$ 1,077	R$ 1,077
Amortization rates p.a.	8.00%	8.00%	8.00%
Beginning balance	R$ 1,372	R$ 1,077
Ending balance	1,805	1,372	R$ 1,077
Association for the promotion and offer of financial products and service [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	1,748	1,409	1,582
Beginning balance	1,748	1,409	1,582
Acquisitions	18	719	39
Terminated agreements / write off	(16)	(73)	(195)
Exchange variation	25	(12)
Other	677	(295)	(17)
Ending balance	2,452	1,748	1,409
Association for the promotion and offer of financial products and service [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(376)	(330)	(337)
Beginning balance	(376)	(330)	(337)
Amortization expense	(273)	(263)	(144)
Terminated agreements / write off	16	67	144
Exchange variation	(17)	84
Other	3	66	7
Ending balance	(647)	(376)	(330)
Association for the promotion and offer of financial products and service [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Book value		(2)	(2)
Beginning balance		(2)	(2)
Reversals		2
Ending balance			(2)
Development of software [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 2,658	R$ 3,041	R$ 3,041
Amortization rates p.a.	20.00%	20.00%	20.00%
Beginning balance	R$ 2,658	R$ 3,041
Ending balance	2,743	2,658	R$ 3,041
Development of software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	3,525	3,311	2,836
Beginning balance	3,525	3,311	2,836
Acquisitions	350	215	489
Terminated agreements / write off	(1)	(1)	(14)
Other	479
Ending balance	4,353	3,525	3,311
Development of software [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(532)	(252)	(113)
Beginning balance	(532)	(252)	(113)
Amortization expense	(446)	(280)	(138)
Terminated agreements / write off	(6)
Other	(283)		(1)
Ending balance	(1,267)	(532)	(252)
Development of software [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(335)	(18)	(14)
Beginning balance	(335)	(18)	(14)
Additions / assumptions	14	(317)	4
Terminated agreements / write off	6
Ending balance	(343)	(335)	(18)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Book value	794	618	618
Beginning balance	794	618
Ending balance	1,011	794	618
Other intangible assets [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	1,078	960	791
Beginning balance	1,078	960	791
Acquisitions	388	277	15
Terminated agreements / write off	(22)		(4)
Exchange variation	685	(130)	185
Other	(604)	(29)	(27)
Ending balance	1,525	1,078	960
Other intangible assets [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(284)	(342)	(149)
Beginning balance	(284)	(342)	(149)
Amortization expense	(176)	(298)	(287)
Terminated agreements / write off	22
Exchange variation	(134)	110	(150)
Other	58	246	244
Ending balance	R$ (514)	R$ (284)	R$ (342)
Bottom of range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates p.a.	10.00%	10.00%	10.00%
Top of range [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Amortization rates p.a.	20.00%	20.00%	20.00%
Acquisition of right to credit payroll [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 472	R$ 387	R$ 387
Amortization rates p.a.	20.00%	20.00%	20.00%
Beginning balance	R$ 472	R$ 387
Ending balance	589	472	R$ 387
Acquisition of right to credit payroll [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	1,046	1,005	1,067
Beginning balance	1,046	1,005	1,067
Acquisitions	345	342	109
Terminated agreements / write off	(329)	(308)	(169)
Other	(2)	7	(2)
Ending balance	1,060	1,046	1,005
Acquisition of right to credit payroll [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(555)	(600)	(556)
Beginning balance	(555)	(600)	(556)
Amortization expense	(215)	(261)	(213)
Terminated agreements / write off	310	306	169
Other	(11)
Ending balance	(471)	(555)	(600)
Acquisition of right to credit payroll [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(19)	(18)	(18)
Beginning balance	(19)	(18)	(18)
Additions / assumptions		(1)
Terminated agreements / write off	19
Ending balance		(19)	(18)
Acquisition of software [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 2,085	R$ 1,172	R$ 1,172
Amortization rates p.a.	20.00%	20.00%	20.00%
Beginning balance	R$ 2,085	R$ 1,172
Ending balance	2,519	2,085	R$ 1,172
Acquisition of software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	3,840	2,362	1,965
Beginning balance	3,840	2,362	1,965
Acquisitions	1,206	1,293	410
Terminated agreements / write off		(3)	(134)
Exchange variation	(77)	120	109
Other	(398)	68	12
Ending balance	4,571	3,840	2,362
Acquisition of software [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(1,701)	(1,190)	(918)
Beginning balance	(1,701)	(1,190)	(918)
Amortization expense	(495)	(429)	(358)
Terminated agreements / write off		1	134
Exchange variation	79	(107)	(51)
Other	119	24	3
Ending balance	(1,998)	(1,701)	R$ (1,190)
Acquisition of software [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	(54)	(54)
Beginning balance	(54)
Additions / assumptions		(57)
Reversals		3
Ending balance	R$ (54)	R$ (54)